INTANGIBLE ASSETS - Cash Generating Units (Details) - USD ($) $ in Millions	Jun. 30, 2025	Dec. 31, 2024
Disclosure of information for cash-generating units [line items]
Total	$ 3,149	$ 2,892
Brazilian regulated gas transmission operation
Disclosure of information for cash-generating units [line items]
Total	2,567	2,299
Global intermodal logistics operation
Disclosure of information for cash-generating units [line items]
Total	568	576
U.K. regulated distribution operation
Disclosure of information for cash-generating units [line items]
Total	$ 14	$ 17